22. Taxes payable (Tables)	12 Months Ended
Dec. 31, 2019
Taxes payable [absract]
Schedule of taxes payable
	2019	2018
PIS and COFINS	39,133	43,237
Installment Payments - PRT and PERT	2,117	23,858
Withholding Income Tax on Salaries	54,649	34,883
ICMS	424	46,952
IRPJ and CSLL Payable	9,496	8,991
Other	10,788	8,440
Total	116,607	166,361

Current	116,523	111,702
Non-current	84	54,659